Document and Entity Information	12 Months Ended
Apr. 22, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Cohen & Steers Real Assets Fund, Inc.
Central Index Key	0001533503
Amendment Flag	false
Document Creation Date	Apr. 22, 2013
Document Effective Date	Apr. 22, 2013
Prospectus Date	Apr. 22, 2013